RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	December 31,
	2020	2019

Trade payables and accrued expenses	$83	$104
	Year ended December 31,
	2020	2019	2018
Amounts charged to:

Research and development expenses	$294	$241	$314